14. EQUITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Shares
Issued	2,462,185
Exerciseable at end of period	17,572,583
Warrants
Shares
Outstanding at beginning of period	15,473,398	6,900,356
Issued	2,462,185	9,276,066
Exercised	(336,427)	(158,026)
Forfeited	0	0
Expired	(26,573)	(544,998)
Outstanding at end of period	17,572,583	15,473,398
Exerciseable at end of period	17,572,583	15,473,398
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 0.326	$ 0.428
Issued	1.222	0.25
Exercised	(0.250)	(0.507)
Forfeited	0.000	0.00
Expired	(0.250)	(0.250)
Outstanding at end of period	$ 0.453	$ 0.326